COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS	May 31, 2007 sqft	Dec. 31, 2012 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2011 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2012 Product Manufacturing in Israel [Member] Minimum [Member]	Dec. 31, 2012 Product Manufacturing in Israel [Member] Maximum [Member]	Dec. 31, 2012 Product Manufacturing, Outside of Israel [Member]	Dec. 31, 2012 Product Manufacturing, Outside of Israel [Member] Minimum [Member]	Dec. 31, 2012 Product Manufacturing, Outside of Israel [Member] Maximum [Member]	Dec. 31, 2012 Lease Agreements [Member] USD ($)
Lease Agreement Expiration Period	2017
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 1,399,000
Operating Leases, Rent Expense	5,745,000	5,327,000	4,790,000
Approximate Amount of Lien by Lessor															5,000,000
Rate of Royalties Payable as Percentage on Sales										3.00%	5.00%		4.00%	6.00%
Purchase Obligation	1,174,000
Maximum Amount of Royalties to be Paid Out of Research and Development Grants Received	100.00%											300.00%
Contractual Obligation								29,413,000	24,062,000
Accumulated Royalties	1,810,000	1,475,000
Proceeds from Legal Settlements				3,200,000
Payments for Legal Settlements	20,000
Area of Real Estate Property							145,000
Capital Lease Term					11 years	11 years
Rent and Management Fees					$ 3,700,000	1,400,000